Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 3,690,302	$ 4,569,517	$ 2,526,431
Margin cash	162,519	132,461	130,209
Trade accounts receivable	3,290,534	3,390,856	3,878,125
Inventories	5,156,763	5,101,230	5,393,582
Biological assets	1,549,648	1,712,153	1,861,106
Recoverable taxes	667,076	919,120	1,021,701
Derivative assets	40,357	87,795	84,890
Other current assets	377,417	323,194	319,678
TOTAL CURRENT ASSETS	14,934,616	16,236,326	15,215,722
NON-CURRENT ASSETS
Recoverable taxes	1,484,796	1,744,275	1,756,630
Biological assets	511,538	531,477	501,958
Related party receivables	105,791	118,554	182,268
Deferred income taxes	705,809	774,861	605,880
Derivative assets	8,901	81,940	23,615
Other non-current assets	314,224	319,226	214,293
TOTAL OTHER NON-CURRENT ASSETS	3,131,059	3,570,333	3,284,644
Investments in equity-accounted investees	42,292	56,601	56,507
Property, plant and equipment	12,195,825	12,918,249	11,915,363
Right of use assets	1,584,714	1,705,710	1,605,093
Intangible assets	1,892,033	1,985,595	1,979,491
Goodwill	5,717,174	6,105,020	5,828,691
TOTAL NON-CURRENT ASSETS	24,563,097	26,341,508	24,669,789
TOTAL ASSETS	39,497,713	42,577,834	39,885,511
CURRENT LIABILITIES
Trade accounts payable	4,497,084	5,257,053	5,943,139
Supply chain finance	940,353	948,066	588,592
Loans and financing	875,763	891,570	1,577,047
Income taxes	113,374	83,247	91,070
Other taxes payable	124,660	144,002	139,088
Payroll and social charges	1,315,869	1,297,181	1,198,063
Lease liabilities	332,800	352,627	342,747
Dividends payable	29	400	35
Provisions for legal proceedings	266,590	197,440	174,240
Derivative liabilities	229,904	144,251	107,238
Other current liabilities	511,539	581,123	410,491
TOTAL CURRENT LIABILITIES	9,207,965	9,896,960	10,571,750
NON-CURRENT LIABILITIES
Loans and financings	17,736,486	19,107,567	16,123,101
Income and other taxes payable	86,843	94,368	116,151
Payroll and social charges	410,262	490,503	455,942
Lease liabilities	1,382,435	1,488,600	1,379,086
Deferred income taxes	1,173,758	1,360,257	1,363,072
Provisions for legal proceedings	272,387	315,953	253,250
Derivative liabilities	204
Other non-current liabilities	91,899	115,840	77,013
TOTAL NON-CURRENT LIABILITIES	21,154,274	22,973,088	19,767,615
EQUITY
Share capital – common shares	13,177,841	13,177,841	13,177,841
Capital reserve	(179,915)	(186,009)	(193,118)
Other reserves	(36,980)	(36,413)	(35,177)
Profit reserves	3,623,632	3,623,632	4,299,711
Accumulated other comprehensive loss	(8,973,883)	(7,554,007)	(8,349,081)
Retained profit	661,664
Attributable to company shareholders	8,272,359	9,025,044	8,900,176
Attributable to non-controlling interest	863,115	682,742	645,970
TOTAL EQUITY	9,135,474	9,707,786	9,546,147
TOTAL LIABILITIES AND EQUITY	$ 39,497,713	42,577,834	39,885,511
Previously Stated
EQUITY
TOTAL EQUITY		$ 9,707,786	$ 9,546,146